CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance for credit losses	¥ 24,743	$ 3,485	¥ 47,962
Accounts payable	1,805,083	254,241	2,301,958
Accrued expenses and other current liabilities	2,838,085	399,736	2,830,826
Short-term bank loans	1,110,896	156,466	909,500
Income tax payable	63,961	9,009	51,892
Amounts due to related parties	¥ 931,906	$ 131,256	¥ 427,727
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 78,659	$ 11,079	¥ 136,723
Long-term bank loans	100,000	14,085
Deferred tax liabilities	142,565	20,080	167,052
Non-current operating lease liabilities	¥ 78,347	$ 11,035	¥ 123,059
Ordinary shares par value (per share) | $ / shares		$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000	40,000,000,000
Ordinary shares issued	3,805,284,801	3,805,284,801	3,805,284,801
Ordinary shares outstanding	3,562,097,466	3,562,097,466	3,508,413,941
Related parties
Other liabilities	¥ 40,069	$ 5,644	¥ 413,464
Non-related parties
Other liabilities	634,803	89,410	370,531
VIEs and VIEs' subsidiaries
Accounts payable	1,646,804	231,947	2,113,674
Accrued expenses and other current liabilities	1,003,831	141,387	644,858
Short-term bank loans	1,110,896	156,466	885,500
Income tax payable	0	0	0
Amounts due to related parties	¥ 902,154	$ 127,066	¥ 388,308
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 63,830	$ 8,990	¥ 87,142
Long-term bank loans	100,000	14,085	0
Deferred tax liabilities	0	0	0
Non-current operating lease liabilities	64,466	9,080	90,138
VIEs and VIEs' subsidiaries | Related parties
Other liabilities	40,069	5,644	413,464
VIEs and VIEs' subsidiaries | Non-related parties
Other liabilities	¥ 415,367	$ 58,503	¥ 284,971